Intangible assets, net - Amortization amount of intangible assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible assets, net
2026	¥ 2,582,399	$ 369,120
2027	2,581,608	369,007
2028	2,580,501	368,849
2029	2,580,501	368,849
2030 and thereafter	13,718,171	1,960,830
Intangible assets, net	¥ 24,043,180	$ 3,436,655	¥ 16,943,816